Capital Stock and Reserves - Incentive stock options and share purchase warrants outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Exercise price from 10.01 to 15.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, maximum | $ / shares	$ 15
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	7,018,770	4,899,918	5,033,425
Weighted average remaining contractual life for option (in years)	2 years 9 months 18 days
Number of options exercisable	3,585,335
Stock options | Exercise price from 1.00 to 5.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 1
Exercise price, maximum | $ / shares	$ 5
Number of options outstanding	405,300
Weighted average remaining contractual life for option (in years)	3 months 7 days
Number of options exercisable	405,300
Stock options | Exercise price from 5.01 to 10.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 5.01
Exercise price, maximum | $ / shares	$ 10
Number of options outstanding	3,602,031
Weighted average remaining contractual life for option (in years)	4 years 2 months 26 days
Number of options exercisable	268,812
Stock options | Exercise price from 10.01 to 15.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 10.01
Number of options outstanding	3,011,439
Weighted average remaining contractual life for option (in years)	1 year 5 months 1 day
Number of options exercisable	2,911,223
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock units outstanding	1,011,124	1,845,339	1,835,821
Weighted average remaining contractual life for stock units	10 months 24 days
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock units outstanding	901,600	770,000
Weighted average remaining contractual life for stock units	11 months 1 day